[EATON VANCE LOGO]


ANNUAL REPORT DECEMBER 31, 2001

[GRAPHIC OF NYSE FLAG]

[GRAPHIC OF STOCK MARKET]

[GRAPHIC OF NEWSPAPER/CALCULATOR]


                                   EATON VANCE
                                     SPECIAL
                                    EQUITIES
                                      FUND

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2001


LETTER TO SHAREHOLDERS

[PHOTO OF JAMES B. HAWKES]
James B. Hawkes
President

Eaton Vance Special Equities Fund Class A shares had a total return of -23.83% for the year ended December 31, 2001. That return was the result of a decrease in net asset value per share (NAV) from $6.85 on December 31, 2000 to $5.20 on December 31, 2001, and the reinvestment of $0.017 in capital gains distributions.(1)

Class B shares had a total return of -24.38% for the same period, the result of a decrease in NAV from $16.05 on December 31, 2000 to $12.12 on December 31, 2001, and the reinvestment of $0.017 in capital gains distributions.(1)

Class C shares had a total return of -24.40% for the same period, the result of a decrease in NAV from $11.16 on December 31, 2000 to $8.42 on December 31, 2001, and the reinvestment of $0.017 in capital gains distributions.(1)

A slowing economy was dealt
a further blow by the events of
September 11...

The past year featured an economy characterized by deteriorating corporate profits, mounting job layoffs and sharply lower capital spending. By the third quarter, the economy had moved into a recession, as Gross Domestic Product - the broadest measure of the nation's economic activity - contracted at its fastest rate since 1991. The tragic events of September 11 dealt a further blow to the economy, as consumer spending, which had kept the economy afloat for the past year, declined sharply amid an increasingly uncertain political outlook. Against this backdrop, the equity markets moved dramatically lower through much of the year. The Federal Reserve continued an accommodative policy begun in January, and by year-end, had cut its Federal Funds rate - a key benchmark for short-term interest rates - a total of 475 basis points (4.75%).

In the fourth quarter, the markets
mounted a recovery...

Even as the economy continued to struggle, the markets appeared to gain some traction in the fourth quarter. However, in a major departure from recent years, investors have become much more selective, focusing increasingly on sound fundamentals and reasonable valuations. In that climate, overbought telecom and technology stocks have lost favor with investors, while undervalued companies with good earnings visibility have returned to the spotlight.

While the economy remains quite weak, investors should remember that the stock market has historically discounted future economic trends. When the economy regains its momentum, we expect a marked improvement in corporate earnings.
We remain optimistic about our economic future and confident about the opportunities in the equity markets.

                                       Sincerely,

                                       /s/ James B. Hawkes

                                       James B. Hawkes
                                       President
                                       February 6, 2002


FUND INFORMATION
AS OF DECEMBER 31, 2001

PERFORMANCE(2)                               CLASS A   CLASS B    CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                     -23.83%   -24.38%   -24.40%
Five Years                                     5.42      4.46      4.44
Ten Years                                      6.44      N.A.      N.A.
Life of Fund+                                  8.36      7.92      8.14
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                     -28.23%   -28.15%   -25.15%
Five Years                                     4.17      4.17      4.44
Ten Years                                      5.81      N.A.      N.A.
Life of Fund+                                  8.17      7.92      8.14


+    Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

TEN LARGEST HOLDINGS(3)
-------------------------------------------------------
AFC Enterprises, Inc.                               1.9%
CV Therapeutics, Inc.                               1.8
Ann Taylor Stores Corp.                             1.7
Province Healthcare Co.                             1.6
Acxiom Corp.                                        1.6
Entercom Communications Corp.                       1.5
Advent Software, Inc.                               1.5
Exar Corp.                                          1.4
Neurocrine Biosciences, Inc.                        1.4
Waddell & Reed Financial, Inc. Class A              1.4

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC return for Class C reflects 1% CDSC. (3) Ten largest holdings account for 15.8% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total investments of the Portfolio. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2001

MANAGEMENT DISCUSSION

     AN INTERVIEW WITH
     EDWARD E. (JACK) SMILEY, JR.,
     PORTFOLIO MANAGER OF
     SPECIAL EQUITIES PORTFOLIO

[PHOTO OF EDWARD E. (JACK) SMILEY, JR.]

EDWARD E. (JACK) SMILEY, JR.
PORTFOLIO MANAGER



Q: Jack, 2001 represented another challenging year for the equity markets. What are your reflections on the year?

A: This was clearly a disappointing year for small-cap investors and for the Fund. As I indicated a year ago, we anticipated weaker earnings and an erratic market in 2001, but the dimensions of those trends were frankly even beyond our expectations. A slowing economy, disappointing corporate profits and declining consumer confidence all contributed to a poor climate. One of the few positive factors during the year was an accommodative Federal Reserve, which dramatically lowered short-term interest rates, as the economy lapsed into a recession. While that would normally have prompted investor interest, the stock market was unable to make much headway in the face of declining earnings expectations.

     Few sectors were spared, but, as in 2000, the technology sector was extremely hard-pressed. The Fund's overweighting in technology led it to lag its benchmark - the S&P 600 Index(1) - in 2001. Interestingly, that overweighting enabled the Fund to OUTPERFORM the Index(1) in previous years. Businesses slashed their information technology spending amid an increasingly uncertain outlook. However, the DEGREE of those cutbacks came as a major surprise to investors and led to revenue shortfalls for a broad range of technology-related companies. The decline in telecom spending was especially severe, a trend that had a pronounced impact on the semiconductor sector.

     The economic outlook was further muddled by the events of September 11, which caused an immediate major selloff. The market has generated a spirited recovery since the September lows, but has remained subject to above-average volatility.

Q: You indicated that few sectors were spared in the market decline in 2001. What were some of the Portfolio's better-performing stocks?

A: This was a climate in which some well- positioned niche companies fared relatively well. For example, Career Education, which was up more than 75% for the year, provides educational programs in areas where there is strong job growth, including design, business administration, information technology and a culinary arts program. Career Education fills an important niche in providing education that is directly aimed at the needs of the workplace. On the strength of increasing student volumes and rising tuitions, the company had revenue growth of more than 50% in 2001.

--------------------------------------------------------------------------------

FIVE LARGEST INDUSTRY WEIGHTINGS(2)
-------------------------------------------
Electronics - Semiconductors          10.0%
Computer Software                      8.7%
Medical - Biomed/Genetics              7.1%
Medical Products                       6.0%
Business Services                      6.0%

(1)  It is not possible to invest directly in an index.

(2) Because the Portfolio is actively managed, Industry Weightings are subject to change.


MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

     Selected medical services stocks also performed well in the past year. Stericycle, Inc., a medical waste management company with approximately 250,000 customers throughout North America, saw its stock price more than double in 2001. Through its network of treatment, collection and transfer sites, the company provides disposal of regulated medical waste materials for hospitals, clinics and other medical facilities. In addition to its medical waste collection, transportation and treatment services, Stericycle also provides consulting, training and education, as well as the sale of waste treatment products.

Q:   How have you positioned the Portfolio in this difficult market environment?

A: To be sure, there is a good deal of uncertainty about the direction of the economy in the coming year, and, therefore, the investment climate is likely to remain fairly challenging. By definition, technology and biomedical companies constitute a significant portion of the small company investment universe and will remain well-represented in the Portfolio. While technology companies are, by no means, totally immune to the effects of the recession, we have focused in recent months on companies that we believe can emerge from this period with additional momentum. Meanwhile, biomed companies continue to present newopportunities, as genetic research opens the door to novel biomedical applications.

     For example, Acxiom Corp. creates software solutions that help businesses integrate customer data, enabling them to enhance their customer relationships. In addition to its software products, Acxiom offers information technology outsourcing services. The company's products enable its clients to use information more effectively to improve their business decision-making processes and to manage existing and prospective customer relationships.

     Advent Software, Inc. provides software, products and data integration for the investment management industry. The company's products and services enable businesses to increase productivity, improve their client services and enhance communication within organizations. Reflecting the relative strength of its financial services customer base, Advent increased its revenues 26% in 2001, an unusually impressive performance among software manufacturers.

Q: SOME CYCLICAL STOCKS WERE NUMBERED AMONG THE PORTFOLIO'S LARGEST HOLDINGS. WHAT KIND OF COMPANIES DID YOU FIND ATTRACTIVE AMONG THE CYCLICAL SECTORS?

A: Even in a recession, some cyclical companies are able to implement their business plan successfully. The retail sector was hit doubly hard in 2001, as the recession and the terrorist attacks took a toll on consumer confidence, while promotional costs rose and discounting became more prevalent. However, there were some companies whose strategies served them well in a difficult climate. Ann Taylor Stores, for example, enjoyed a modest rise in same-store sales over last year. The company handled inventories fairly conservatively and was able to clear its shelves successfully in advance of the new spring season. The shares performed exceptionally well in the final months of the year.

     Elsewhere in the retail area, AFC Enterprises, Inc. operates and franchises more than 3,600 quick-service restaurants, bakeries and cafes. Among its well-known restaurant brands are Church's Chicken, Popeye's Chicken, Cinnabon, and Seattle's Best Coffee. Each of its restaurant concepts employs a specialty theme, such as cajun chicken, premium coffee blends or cinnamon baked goods. The specialty nature of the company's product line has fueled impressive growth in its store volume, while providing some insulation from would-be competitors.

Q: Broadcasting is another cyclical area where the Portfolio had some exposure. Did you find companies going against the grain in that sector as well?

A: Yes. Entercom Communications Corp. is one of the nation's five largest radio station operators, with more than 100 stations in 19 markets, including, among others, Boston, Seattle, Portland and Denver. While media revenues have suffered as a result of the recession and the after-effects of September 11, radio remains one of the most cost-effective forms of advertising. Despite the slow economy, Entercom continued to gain listener share in the markets where it operates. Another radio station operator, Cox Radio, Inc., owns, operates or markets 83 radio stations in 18 markets. Cox has benefited from an aggressive acquisition strategy and saw a 10% revenue increase in the first nine months of 2001.

Q:   Jack, what is your outlook for the coming year?

A: I believe that we are close to an upturn in the economy and that many technology sectors have likely bottomed. The real challenge is determining the timing of that turnaround, when business spending will support a recovery in technology earnings. At this point, there are two major positives in place: first, we have seen a dramatic markdown in the valuation levels of small-cap stocks; and, second, we have low inflation coupled with an accommodative Fed policy and low interest rates.

     Another positive factor is that, following a decade that routinely featured double-digit returns, the market has now produced two consecutive years of disappointing returns. As a result, investors have become increasingly cautious and their expectations much more modest. That is a positive turn in investor psychology from the overbought climate of the late 1990s.

     While it's difficult to pinpoint the timing of a market recovery, I don't believe that conditions will turn dramatically worse from this point. At these lower valuations, emerging growth company stocks are increasingly compelling. I believe that well-managed companies with sound business plans can realize above-average long-term earnings growth and I look for an improving climate in the coming year.

[CHART]

            Comparison of Change in Value of a $10,000 Investment in
                    Eaton Vance Special Equities Fund Class A
                  vs. The Standard & Poor's Small Cap 600 Index*
                      December 31, 1999 - December 31, 2001

-------------------------------------------------------------------------------------------
                            EATON VANCE                 FUND,                   S&P
                       SPECIAL EQUITIES FUND     INCLUDING MAXIMUM         SMALL CAP 600
         DATE                CLASS A                SALES CHARGE               INDEX
-------------------------------------------------------------------------------------------
      12/31/1991               10,000                  10,000                  10,000
       1/31/1992                9,916                   9,347                  10,760
       2/29/1992               10,032                   9,455                  10,985
       3/31/1992                9,454                   8,911                  10,679
       4/30/1992                9,044                   8,525                  10,249
       5/31/1992                9,002                   8,485                  10,367
       6/30/1992                8,645                   8,149                   9,970
       7/31/1992                9,118                   8,594                  10,341
       8/31/1992                8,950                   8,436                  10,046
       9/30/1992                9,128                   8,604                  10,333
      10/31/1992                9,370                   8,832                  10,763
      11/30/1992               10,105                   9,525                  11,689
      12/31/1992               10,271                   9,681                  12,105
       1/31/1993               10,488                   9,886                  12,429
       2/28/1993                9,734                   9,175                  12,076
       3/31/1993                9,928                   9,358                  12,537
       4/30/1993                9,129                   8,604                  12,080
       5/31/1993                9,757                   9,197                  12,729
       6/30/1993                9,723                   9,164                  12,810
       7/31/1993                9,563                   9,014                  12,942
       8/31/1993               10,054                   9,477                  13,626
       9/30/1993               10,351                   9,757                  14,120
      10/31/1993               10,454                   9,854                  14,391
      11/30/1993               10,225                   9,638                  13,876
      12/31/1993               10,388                   9,792                  14,379
       1/31/1994               10,524                   9,920                  14,717
       2/28/1994               10,462                   9,862                  14,674
       3/31/1994                9,550                   9,002                  13,621
       4/30/1994                9,550                   9,002                  13,826
       5/31/1994                9,292                   8,758                  13,552
       6/30/1994                8,799                   8,293                  13,049
       7/31/1994                8,922                   8,410                  13,211
       8/31/1994                9,735                   9,176                  14,111
       9/30/1994                9,439                   8,897                  14,038
      10/31/1994                9,624                   9,072                  13,899
      11/30/1994                9,230                   8,700                  13,368
      12/31/1994                9,391                   8,852                  13,692
       1/31/1995                9,296                   8,762                  13,499
       2/28/1995                9,691                   9,135                  14,055
       3/31/1995                9,923                   9,354                  14,340
       4/30/1995                9,923                   9,354                  14,660
       5/31/1995               10,033                   9,457                  14,889
       6/30/1995               10,265                   9,675                  15,706
       7/31/1995               10,879                  10,254                  16,907
       8/31/1995               11,179                  10,537                  17,274
       9/30/1995               11,152                  10,512                  17,714
      10/31/1995               10,742                  10,126                  16,840
      11/30/1995               11,193                  10,550                  17,506
      12/31/1995               11,580                  10,915                  17,795
       1/31/1996               11,551                  10,888                  17,833
       2/29/1996               11,987                  11,298                  18,418
       3/31/1996               12,045                  11,353                  18,812
       4/30/1996               12,582                  11,859                  19,892
       5/31/1996               13,104                  12,352                  20,599
       6/30/1996               12,988                  12,242                  19,792
       7/31/1996               12,001                  11,312                  18,430
       8/31/1996               12,582                  11,859                  19,569
       9/30/1996               13,554                  12,776                  20,427
      10/31/1996               13,757                  12,967                  20,286
      11/30/1996               14,367                  13,542                  21,339
      12/31/1996               14,332                  13,509                  21,588
       1/31/1997               14,732                  13,886                  21,947
       2/28/1997               13,563                  12,784                  21,493
       3/31/1997               12,603                  11,879                  20,390
       4/30/1997               12,603                  11,879                  20,640
       5/31/1997               14,479                  13,647                  23,064
       6/30/1997               15,104                  14,237                  24,083
       7/31/1997               15,730                  14,826                  25,597
       8/31/1997               15,635                  14,737                  26,242
       9/30/1997               16,374                  15,434                  27,977
      10/31/1997               15,957                  15,041                  26,770
      11/30/1997               15,805                  14,898                  26,575
      12/31/1997               16,363                  15,424                  27,112
       1/31/1998               16,340                  15,402                  26,583
       2/28/1998               17,674                  16,659                  29,004
       3/31/1998               18,524                  17,461                  30,112
       4/30/1998               18,852                  17,770                  30,290
       5/31/1998               17,564                  16,556                  28,686
       6/30/1998               18,407                  17,350                  28,765
       7/31/1998               17,189                  16,202                  26,569
       8/31/1998               13,817                  13,024                  21,440
       9/30/1998               15,293                  14,414                  22,753
      10/31/1998               15,995                  15,077                  23,810
      11/30/1998               17,096                  16,114                  25,150
      12/31/1998               18,952                  17,864                  26,756
       1/31/1999               19,104                  18,007                  26,422
       2/28/1999               17,487                  16,483                  24,040
       3/31/1999               18,057                  17,020                  24,351
       4/30/1999               18,212                  17,167                  25,959
       5/31/1999               18,679                  17,607                  26,591
       6/30/1999               20,314                  19,147                  28,105
       7/31/1999               20,080                  18,927                  27,857
       8/31/1999               19,925                  18,780                  26,631
       9/30/1999               20,755                  19,563                  26,744
      10/31/1999               21,974                  20,712                  26,678
      11/30/1999               23,920                  22,546                  27,801
      12/31/1999               26,968                  25,420                  30,077
       1/31/2000               26,250                  24,743                  29,145
       2/29/2000               31,248                  29,453                  33,048
       3/31/2000               32,039                  30,200                  31,826
       4/30/2000               28,454                  26,820                  31,280
       5/31/2000               26,872                  25,329                  30,353
       6/30/2000               30,360                  28,617                  32,148
       7/31/2000               28,099                  26,486                  31,359
       8/31/2000               31,103                  29,317                  34,138
       9/30/2000               29,649                  27,947                  33,209
      10/31/2000               27,712                  26,120                  33,417
      11/30/2000               22,415                  21,128                  29,938
      12/31/2000               24,500                  23,093                  33,630
       1/31/2001               25,359                  23,902                  35,067
       2/28/2001               20,781                  19,587                  32,927
       3/31/2001               17,836                  16,812                  31,417
       4/30/2001               20,599                  19,416                  33,812
       5/31/2001               20,815                  19,619                  34,458
       6/30/2001               21,102                  19,890                  35,721
       7/31/2001               19,487                  18,368                  35,124
       8/31/2001               17,980                  16,947                  34,321
       9/30/2001               14,319                  13,497                  29,678
      10/31/2001               16,400                  15,459                  31,261
      11/30/2001               17,836                  16,812                  33,548
      12/31/2001               18,661                  17,590                  35,814

PERFORMANCE**                               CLASS A   CLASS B    CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                     -23.83%   -24.38%   -24.40%
Five Years                                     5.42      4.46      4.44
Ten Years                                      6.44      N.A.      N.A.
Life of Fund                                   8.36      7.92      8.14
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                     -28.23%   -28.15%   -25.15%
Five Years                                     4.17      4.17      4.44
Ten Years                                      5.81      N.A.      N.A.
Life of Fund+                                  8.17      7.92      8.14


+    Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

*    Source: TowersData, Bethesda, MD; Lipper, Inc..

     The chart compares the Fund's total return with that of the S&P 600 Small Cap Index, a broad-based, unmanaged market index of small-capitalization stocks. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class B shares on 8/22/94 at net asset value would have been worth $17,525 on December 31, 2001. An investment in the Fund's Class C shares on 11/17/94 at net asset value would have been worth $17,461 on December 31, 2001.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table above do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
------------------------------------------------------
Investment in Special Equities
   Portfolio, at value
   (identified cost, $70,385,001)         $ 82,862,180
Receivable for Fund shares sold                170,805
------------------------------------------------------
TOTAL ASSETS                              $ 83,032,985
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    832,217
Payable to affiliate for service fees              662
Payable to affiliate for Trustees' fees            477
Accrued expenses                                45,614
------------------------------------------------------
TOTAL LIABILITIES                         $    878,970
------------------------------------------------------
NET ASSETS                                $ 82,154,015
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $ 97,470,462
Accumulated net realized loss from
   Portfolio
   (computed on the basis of identified
   cost)                                   (27,793,626)
Net unrealized appreciation from
   Portfolio
   (computed on the basis of identified
   cost)                                    12,477,179
------------------------------------------------------
TOTAL                                     $ 82,154,015
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 68,769,861
SHARES OUTSTANDING                          13,233,259
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       5.20
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $5.20)       $       5.52
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $  8,046,082
SHARES OUTSTANDING                             664,101
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.12
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  5,338,072
SHARES OUTSTANDING                             634,038
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.42
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
------------------------------------------------------
Interest allocated from Portfolio         $    108,021
Dividends allocated from Portfolio              78,388
Expenses allocated from Portfolio             (638,464)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (452,055)
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      2,578
Distribution and service fees
   Class A                                     179,447
   Class B                                      83,390
   Class C                                      44,722
Transfer and dividend disbursing agent
   fees                                        134,207
Registration fees                               41,895
Legal and accounting services                   23,682
Printing and postage                            17,132
Custodian fee                                   15,049
Miscellaneous                                    7,917
------------------------------------------------------
TOTAL EXPENSES                            $    550,019
------------------------------------------------------

NET INVESTMENT LOSS                       $ (1,002,074)
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(23,800,946)
------------------------------------------------------
NET REALIZED LOSS                         $(23,800,946)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $   (655,537)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $   (655,537)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(24,456,483)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(25,458,557)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (1,002,074) $        (862,279)
   Net realized gain (loss)                     (23,800,946)         6,114,495
   Net change in unrealized appreciation
      (depreciation)                               (655,537)       (15,749,293)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (25,458,557) $     (10,497,077)
------------------------------------------------------------------------------
Distributions to shareholders* --
   From net realized gain
      Class A                             $        (222,563) $     (21,806,582)
      Class B                                       (11,098)        (1,022,569)
      Class C                                        (7,764)          (328,047)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $        (241,425) $     (23,157,198)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      22,309,968  $      18,855,772
      Class B                                     2,858,294          8,067,535
      Class C                                     4,332,172          4,558,954
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                       204,214         19,767,326
      Class B                                         8,412            915,144
      Class C                                         4,414            309,919
   Cost of shares redeemed
      Class A                                   (21,133,700)       (19,036,008)
      Class B                                    (2,864,409)        (2,317,996)
      Class C                                    (2,251,940)          (815,754)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $       3,467,425  $      30,304,892
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (22,232,557) $      (3,349,383)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     104,386,572  $     107,735,955
------------------------------------------------------------------------------
AT END OF YEAR                            $      82,154,015  $     104,386,572
------------------------------------------------------------------------------

 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               CLASS A
                                  -----------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,
                                  -----------------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998        1997
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 6.850        $ 9.390       $  7.500      $ 6.990     $ 8.950
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment loss                 $(0.058)       $(0.059)      $ (0.060)     $(0.055)    $(0.032)
Net realized and unrealized
   gain (loss)                       (1.575)        (0.500)         3.064        1.126       0.922
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(1.633)       $(0.559)      $  3.004      $ 1.071     $ 0.890
---------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------
From net realized gain              $(0.017)       $(1.981)      $ (1.114)     $(0.561)    $(2.850)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.017)       $(1.981)      $ (1.114)     $(0.561)    $(2.850)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 5.200        $ 6.850       $  9.390      $ 7.500     $ 6.990
---------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (23.83)%        (9.15)%        42.30%       15.82%      14.18%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $68,770        $89,183       $100,009      $73,896     $73,144
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.29%          1.18%          1.21%        1.23%       1.12%
   Net investment loss                (1.07)%        (0.66)%        (0.77)%      (0.76)%     (0.46)%
Portfolio Turnover of the
   Portfolio                             92%           136%           103%         116%        156%
---------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CLASS B
                                  -----------------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                                  -----------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $16.050        $19.670        $14.820      $13.320
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment loss                 $(0.230)       $(0.286)       $(0.245)     $(0.162)
Net realized and unrealized
   gain (loss)                       (3.683)        (1.353)         6.209        2.223
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(3.913)       $(1.639)       $ 5.964      $ 2.061
---------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------
From net realized gain              $(0.017)       $(1.981)       $(1.114)     $(0.561)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.017)       $(1.981)       $(1.114)     $(0.561)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $12.120        $16.050        $19.670      $14.820
---------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (24.38)%        (9.90)%        41.36%       15.74%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 8,046        $10,753        $ 6,508      $ 3,946
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         2.04%          1.98%          2.01%        2.09%
   Net investment loss                (1.82)%        (1.46)%        (1.57)%      (1.25)%
Portfolio Turnover of the
   Portfolio                             92%           136%           103%         116%
---------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CLASS C
                                  -----------------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                                  -----------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $11.160        $14.220        $11.000      $ 9.960
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment loss                 $(0.158)       $(0.202)       $(0.183)     $(0.241)
Net realized and unrealized
   gain (loss)                       (2.565)        (0.877)         4.517        1.842
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(2.723)       $(1.079)       $ 4.334      $ 1.601
---------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------
From net realized gain              $(0.017)       $(1.981)       $(1.114)     $(0.561)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.017)       $(1.981)       $(1.114)     $(0.561)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 8.420        $11.160        $14.220      $11.000
---------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (24.40)%        (9.74)%        40.90%       16.44%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 5,338        $ 4,451        $ 1,219      $   709
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         2.04%          2.01%          2.04%        2.11%
   Net investment loss                (1.83)%        (1.49)%        (1.61)%      (1.24)%
Portfolio Turnover of the
   Portfolio                             92%           136%           103%         116%
---------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Special Equities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares:
   Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Special Equities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $23,032,370 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009. At December 31, 2001, net capital losses of $3,867,564 attributable to security transactions incurred after October 31, 2001, are treated as arising on the first day of the Fund's current taxable year. At December 31, 2001, the Fund did not have any undistributed ordinary income on a tax basis.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to make a distribution at least annually of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually substantially all of the net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

   Pursuant to section 852 of the Internal Revenue Code, the Fund designates $241,425 as a long-term capital gain distribution for its taxable year December 31, 2001.

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS A                                      2001         2000
    ------------------------------------------------------------------
    Sales                                      4,039,950    2,218,149
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  40,437    2,338,026
    Redemptions                               (3,862,823)  (2,196,627)
    ------------------------------------------------------------------
    NET INCREASE                                 217,564    2,359,548
    ------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS B                                      2001         2000
    ------------------------------------------------------------------
    Sales                                        228,048      410,240
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     702       48,054
    Redemptions                                 (234,759)    (119,010)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                       (6,009)     339,284
    ------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS C                                      2001         2000
    ------------------------------------------------------------------
    Sales                                        481,425      351,530
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     534       24,484
    Redemptions                                 (246,819)     (62,817)
    ------------------------------------------------------------------
    NET INCREASE                                 235,140      313,197
    ------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance
   Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $7,890 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2001.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $62,529 and $33,429 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2001, representing 0.75% of the average daily net assets for Class B and Class C shares. At December 31, 2001, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $343,871 and $846,749 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended December 31, 2001 amounted to $179,447, $20,861, and $11,293 for Class A, Class B, and Class C shares, respectively.

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $20,561 and $1,642 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended December 31, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $29,727,414 and $26,385,516, respectively, for the year ended December 31, 2001.

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE SPECIAL EQUITIES FUND
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Special Equities Fund (the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2002

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 94.6%

SECURITY                                  SHARES            VALUE
-----------------------------------------------------------------------
Advertising -- 1.0%
-----------------------------------------------------------------------
Harte-Hanks, Inc.                              30,000       $   845,100
-----------------------------------------------------------------------
                                                            $   845,100
-----------------------------------------------------------------------
Auto and Parts -- 0.6%
-----------------------------------------------------------------------
Gentex Corp.(1)                                20,000       $   534,600
-----------------------------------------------------------------------
                                                            $   534,600
-----------------------------------------------------------------------
Banks -- 0.7%
-----------------------------------------------------------------------
Corus Bankshares, Inc.                         12,000       $   544,800
-----------------------------------------------------------------------
                                                            $   544,800
-----------------------------------------------------------------------
Biotechnology -- 0.4%
-----------------------------------------------------------------------
Human Genome Sciences, Inc.(1)                  7,000       $   236,040
Vertex Pharmaceuticals, Inc.(1)                 3,800            93,442
-----------------------------------------------------------------------
                                                            $   329,482
-----------------------------------------------------------------------
Broadcasting and Radio -- 2.6%
-----------------------------------------------------------------------
Cox Radio, Inc.(1)                             35,000       $   891,800
Entercom Communications Corp.(1)               25,000         1,250,000
-----------------------------------------------------------------------
                                                            $ 2,141,800
-----------------------------------------------------------------------
Business Services -- 6.0%
-----------------------------------------------------------------------
DiamondCluster International, Inc.(1)          45,000       $   589,500
Exult, Inc.(1)                                 43,000           690,150
Heidrick and Struggles International,
Inc.(1)                                        52,900           960,135
Hotel Reservations Network, Inc.(1)             7,000           322,000
Insight Enterprises, Inc.(1)                   10,000           246,000
Iron Mountain, Inc.(1)                         10,000           438,000
Mobile Mini, Inc.(1)                            6,000           234,720
On Assignment, Inc.(1)                         20,000           459,400
United Stationers, Inc.(1)                     30,000         1,009,500
-----------------------------------------------------------------------
                                                            $ 4,949,405
-----------------------------------------------------------------------
Chemicals -- 1.2%
-----------------------------------------------------------------------
Solutia, Inc.                                  70,000       $   981,400
-----------------------------------------------------------------------
                                                            $   981,400
-----------------------------------------------------------------------
Communications Equipment -- 0.7%
-----------------------------------------------------------------------
Polycom, Inc.(1)                               10,000       $   340,700
SECURITY                                  SHARES            VALUE
-----------------------------------------------------------------------

Communications Equipment (continued)
-----------------------------------------------------------------------
Tekelec(1)                                     15,000       $   271,650
-----------------------------------------------------------------------
                                                            $   612,350
-----------------------------------------------------------------------
Computer Software -- 8.7%
-----------------------------------------------------------------------
Activision, Inc.(1)                            15,000       $   390,150
Advent Software, Inc.(1)                       25,000         1,248,750
HNC Software, Inc.(1)                          43,300           891,980
Mercury Computer Systems, Inc.(1)              14,000           547,540
Netegrity, Inc.(1)                             40,000           774,400
NetIQ Corp.(1)                                 25,000           881,500
Numerical Technologies, Inc.(1)                15,000           528,000
Precise Software Solutions Ltd.(1)             35,000           723,100
Retek, Inc.(1)                                 21,075           629,510
SERENA Software, Inc.(1)                       28,000           608,720
-----------------------------------------------------------------------
                                                            $ 7,223,650
-----------------------------------------------------------------------
Drugs -- 4.6%
-----------------------------------------------------------------------
Adolor Corp.(1)                                17,000       $   305,150
Alkermes, Inc.(1)                              12,000           316,320
Cell Therapeutics, Inc.(1)                      7,000           168,980
Cephalon, Inc.(1)                               8,000           604,680
CV Therapeutics, Inc.(1)                       28,700         1,492,974
POZEN, Inc.(1)                                 13,000            68,250
Tanox, Inc.(1)                                  9,000           166,522
Taro Pharmaceutical Industries Ltd.(1)         12,000           479,400
ViroPharma, Inc.(1)                            10,000           229,500
-----------------------------------------------------------------------
                                                            $ 3,831,776
-----------------------------------------------------------------------
Education -- 1.6%
-----------------------------------------------------------------------
Apollo Group, Inc.(1)                           9,000       $   405,090
Career Education Corp.(1)                      26,000           891,280
-----------------------------------------------------------------------
                                                            $ 1,296,370
-----------------------------------------------------------------------
Electrical Equipment -- 1.1%
-----------------------------------------------------------------------
Pemstar, Inc.(1)                               45,000       $   540,000
Plexus Corp.(1)                                13,000           345,280
-----------------------------------------------------------------------
                                                            $   885,280
-----------------------------------------------------------------------
Electronics - Instruments -- 0.7%
-----------------------------------------------------------------------
Cognex Corp.(1)                                22,000       $   563,420
-----------------------------------------------------------------------
                                                            $   563,420
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES            VALUE
-----------------------------------------------------------------------
Electronics - Semiconductors -- 10.0%
-----------------------------------------------------------------------
Alpha Industries, Inc.(1)                      31,000       $   675,800
Applied Micro Circuits Corp.(1)                60,556           685,494
Bell Microproducts, Inc.(1)                    65,000           820,300
Dupont Photomasks, Inc.(1)                     12,000           521,400
Elantec Semiconductor, Inc.(1)                 30,000         1,152,000
Exar Corp.(1)                                  57,000         1,188,450
Genesis Microchip, Inc.(1)                      9,000           595,080
Micrel, Inc.(1)                                10,000           262,300
Microchip Technology, Inc.(1)                  15,750           610,155
Millipore Corp.                                12,000           728,400
Silicon Laboratories, Inc.(1)                   6,000           202,260
Vitesse Semiconductor Corp.(1)                 70,000           870,100
-----------------------------------------------------------------------
                                                            $ 8,311,739
-----------------------------------------------------------------------
Health Services -- 4.8%
-----------------------------------------------------------------------
Accredo Health, Inc.(1)                        15,800       $   627,260
AmeriPath, Inc.(1)                             18,200           587,132
MedQuist, Inc.(1)                              32,855           961,009
Province Healthcare Co.(1)                     42,000         1,296,120
Renal Care Group, Inc.(1)                      15,000           481,500
-----------------------------------------------------------------------
                                                            $ 3,953,021
-----------------------------------------------------------------------
Information Services -- 4.4%
-----------------------------------------------------------------------
Acxiom Corp.(1)                                74,000       $ 1,292,780
BISYS Group, Inc. (The)(1)                     14,000           895,860
Cerner Corp.(1)                                 6,000           299,580
Ixia(1)                                        26,000           334,100
Manugistics Group, Inc.(1)                     20,000           421,600
MICROS Systems, Inc.(1)                        15,000           376,500
-----------------------------------------------------------------------
                                                            $ 3,620,420
-----------------------------------------------------------------------
Internet - Software -- 2.0%
-----------------------------------------------------------------------
Network Associates, Inc.(1)                    25,000       $   646,250
Stellent, Inc.(1)                              14,000           413,840
TIBCO Software, Inc.(1)                        40,000           597,200
-----------------------------------------------------------------------
                                                            $ 1,657,290
-----------------------------------------------------------------------
Internet Services -- 0.5%
-----------------------------------------------------------------------
WebEx Communications, Inc.(1)                  18,000       $   447,300
-----------------------------------------------------------------------
                                                            $   447,300
-----------------------------------------------------------------------
SECURITY                                  SHARES            VALUE
-----------------------------------------------------------------------
Investment Services -- 2.7%
-----------------------------------------------------------------------
Downey Financial Corp.                         10,000       $   412,500
W.P. Stewart and Co., Ltd.                     23,000           602,600
Waddell & Reed Financial, Inc., Class A        36,700         1,181,740
-----------------------------------------------------------------------
                                                            $ 2,196,840
-----------------------------------------------------------------------
Manufacturing -- 0.4%
-----------------------------------------------------------------------
Roper Industries, Inc.                          7,000       $   346,500
-----------------------------------------------------------------------
                                                            $   346,500
-----------------------------------------------------------------------
Medical - Biomed / Genetics -- 7.1%
-----------------------------------------------------------------------
Abgenix, Inc.(1)                               20,000       $   672,800
Affymetrix, Inc.(1)                            27,400         1,034,350
ArQule, Inc.(1)                                 3,000            51,000
Aviron(1)                                      10,200           507,246
Charles River Laboratories, Inc.(1)            11,700           391,716
deCode Genetics, Inc.(1)                       50,000           490,000
Incyte Genomics, Inc.(1)                       15,000           291,600
Myriad Genetics, Inc.(1)                        9,000           473,760
Neurocrine Biosciences, Inc.(1)                23,100         1,185,261
Transkaryotic Therapies, Inc.(1)               14,000           599,200
XOMA Ltd.(1)                                   15,000           147,750
-----------------------------------------------------------------------
                                                            $ 5,844,683
-----------------------------------------------------------------------
Medical Products -- 6.0%
-----------------------------------------------------------------------
Aradigm Corp.(1)                               72,000       $   511,200
Closure Medical Corp.(1)                       13,400           313,024
Cytyc Corp.(1)                                 37,000           965,700
Haemonetics Corp.(1)                           30,000         1,017,600
Novoste Corp.(1)                               22,000           192,280
Resmed, Inc.(1)                                 8,000           431,360
Thoratec Corp.(1)                              65,931         1,120,827
Wilson Greatbatch Technologies, Inc.(1)        12,100           436,810
-----------------------------------------------------------------------
                                                            $ 4,988,801
-----------------------------------------------------------------------
Medical Services -- 1.5%
-----------------------------------------------------------------------
Dianon Systems, Inc.(1)                         9,000       $   547,200
Stericycle, Inc.(1)                            12,000           730,560
-----------------------------------------------------------------------
                                                            $ 1,277,760
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.1%
-----------------------------------------------------------------------
Core Laboratories N.V.(1)                      15,000       $   210,300

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES            VALUE
-----------------------------------------------------------------------

Oil and Gas - Equipment and Services (continued)
-----------------------------------------------------------------------
Varco International, Inc.(1)                   22,050       $   330,309
Veritas DGC, Inc.(1)                           20,000           370,000
-----------------------------------------------------------------------
                                                            $   910,609
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 4.2%
-----------------------------------------------------------------------
Newfield Exploration Co.(1)                    28,600       $ 1,015,586
Noble Affiliates, Inc.                         20,000           705,800
Spinnaker Exploration Co.(1)                    9,600           395,136
Vintage Petroleum, Inc.                        21,000           303,450
XTO Energy, Inc.                               60,000         1,050,000
-----------------------------------------------------------------------
                                                            $ 3,469,972
-----------------------------------------------------------------------
Publishing -- 1.1%
-----------------------------------------------------------------------
McClatchy Co., (The) Class A                   20,000       $   940,000
-----------------------------------------------------------------------
                                                            $   940,000
-----------------------------------------------------------------------
Retail - Food and Drug -- 2.8%
-----------------------------------------------------------------------
Duane Reade, Inc.(1)                           25,100       $   761,785
Sonic Corp.(1)                                 15,000           540,000
Whole Foods Market, Inc.(1)                    24,000         1,045,440
-----------------------------------------------------------------------
                                                            $ 2,347,225
-----------------------------------------------------------------------
Retail - Restaurants -- 3.6%
-----------------------------------------------------------------------
AFC Enterprises, Inc.(1)                       55,000       $ 1,561,450
Applebee's International, Inc.                 27,500           940,500
Cheesecake Factory, Inc. (The)(1)              15,000           521,550
-----------------------------------------------------------------------
                                                            $ 3,023,500
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.1%
-----------------------------------------------------------------------
99 Cents Only Stores(1)                        24,100       $   918,210
AnnTaylor Stores Corp.(1)                      40,000         1,400,000
Coach, Inc.(1)                                 15,000           584,700
Hot Topic, Inc.(1)                             14,800           464,572
-----------------------------------------------------------------------
                                                            $ 3,367,482
-----------------------------------------------------------------------
Semiconductor Equipment -- 1.7%
-----------------------------------------------------------------------
LTX Corp.(1)                                   20,000       $   418,800
Maxim Integrated Products, Inc.(1)              8,105           425,594
Pericom Semiconductor Corp.(1)                 16,000           232,000
SIPEX Corp.(1)                                 25,000           321,250
-----------------------------------------------------------------------
                                                            $ 1,397,644
-----------------------------------------------------------------------
SECURITY                                  SHARES            VALUE
-----------------------------------------------------------------------
Software Services -- 3.0%
-----------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)              30,000       $   726,000
Manhattan Associates, Inc.(1)                  16,200           472,230
SonicWALL, Inc.(1)                             48,000           933,120
SpeechWorks International, Inc.(1)             35,000           393,750
-----------------------------------------------------------------------
                                                            $ 2,525,100
-----------------------------------------------------------------------
Telecommunications - Services -- 3.2%
-----------------------------------------------------------------------
Alamosa Holdings, Inc.(1)                      74,500       $   888,785
Catapult Communications Corp.(1)               20,000           521,200
DMC Stratex Networks, Inc.(1)                  60,000           466,800
Metro One Telecommunications, Inc.(1)          15,000           453,750
Sonus Networks, Inc.(1)                        65,000           300,300
-----------------------------------------------------------------------
                                                            $ 2,630,835
-----------------------------------------------------------------------
Transportation -- 0.5%
-----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)              20,000       $   430,200
-----------------------------------------------------------------------
                                                            $   430,200
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $65,949,174)                            $78,426,354
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 5.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)   VALUE
-----------------------------------------------------------------------
American General Corp., 1.75%, 1/2/02         $ 2,185       $ 2,184,894
General Electric Capital Corp., 1.92%,
1/7/02                                          2,252         2,251,279
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $4,436,173)                          $ 4,436,173
-----------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $70,385,347)                            $82,862,527
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.0)%                    $      (323)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                        $82,862,204
-----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $70,385,347)         $82,862,527
Cash                                              940
Receivable for investments sold               226,951
Dividends receivable                            8,715
Prepaid expenses                                  440
-----------------------------------------------------
TOTAL ASSETS                              $83,099,573
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   217,630
Payable to affiliate for Trustees' fees         1,878
Accrued expenses                               17,861
-----------------------------------------------------
TOTAL LIABILITIES                         $   237,369
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $82,862,204
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $70,385,024
Net unrealized appreciation (computed on
   the basis of identified cost)           12,477,180
-----------------------------------------------------
TOTAL                                     $82,862,204
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
------------------------------------------------------
Interest                                  $    108,021
Dividends                                       78,388
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    186,409
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    529,705
Trustees' fees and expenses                      8,215
Custodian fee                                   66,070
Legal and accounting services                   31,057
Miscellaneous                                    3,417
------------------------------------------------------
TOTAL EXPENSES                            $    638,464
------------------------------------------------------

NET INVESTMENT LOSS                       $   (452,055)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(23,800,953)
------------------------------------------------------
NET REALIZED LOSS                         $(23,800,953)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $   (655,537)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $   (655,537)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(24,456,490)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(24,908,545)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (452,055) $        (263,922)
   Net realized gain (loss)                     (23,800,953)         6,114,497
   Net change in unrealized appreciation
      (depreciation)                               (655,537)       (15,749,298)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (24,908,545) $      (9,898,723)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      29,727,414  $      31,114,991
   Withdrawals                                  (26,385,516)       (24,610,799)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $       3,341,898  $       6,504,192
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (21,566,647) $      (3,394,531)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     104,428,851  $     107,823,382
------------------------------------------------------------------------------
AT END OF YEAR                            $      82,862,204  $     104,428,851
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------------------
                                    2001        2000         1999         1998        1997
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.75%        0.74%        0.76%       0.76%       0.75%
   Net investment loss              (0.53)%      (0.23)%      (0.32)%     (0.26)%     (0.10)%
Portfolio Turnover                     92%         136%         103%        116%        156%
--------------------------------------------------------------------------------------------
TOTAL RETURN*                      (23.40)%         --           --          --          --
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $82,862     $104,429     $107,823     $78,750     $77,969
--------------------------------------------------------------------------------------------

 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to achieve growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees of the Portfolio.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For year ended December 31, 2001, $884 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended December 31, 2001, the fee amounted to $529,705. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $78,996,860 and $76,668,902, respectively, for the year ended December 31, 2001.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $71,278,693
    -----------------------------------------------------
    Gross unrealized appreciation             $15,536,002
    Gross unrealized depreciation              (3,952,168)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $11,583,834
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2001.

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SPECIAL EQUITIES PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Special Equities Portfolio (the "Portfolio") at December 31, 2001, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2002

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Special Equities Fund (the
Fund) and Special Equities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Fund's and Portfolio's affairs. The Trustees and officers of the Fund and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S)

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                  TRUST/PORTFOLIO             SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Jessica M.               Trustee          Trustee Since                       President and Chief Executive Officer of
Bibliowicz(1)                             1998                                National Financial Partners (financial
Age 42                                                                        services company) (since April 1999).
The Eaton Vance                                                               President and Chief Operating Officer of
Building                                                                      John A. Levin & Co. (registered
255 State Street                                                              investment advisor) (July 1997 to
Boston, MA 02109                                                              April 1999) and a Director of Baker,
                                                                              Fentress & Company which owns John A.
                                                                              Levin & Co., a registered investment
                                                                              advisor (July 1997 to April 1999).
                                                                              Executive Vice President of Smith Barney
                                                                              Mutual Funds (July 1994 to June 1997).
James B. Hawkes(2)       President and    President and Trustee of Trust      Chairman, President and Chief Executive
Age 60                   Trustee          Since 1989 and of Portfolio Since   Officer of BMR, EVM their corporate
The Eaton Vance                           1993                                parent (Eaton Vance Corp. (EVC)) and
Building                                                                      corporate trustee (Eaton Vance, Inc.
255 State Street                                                              (EV)); Vice President of EVD. President
Boston, MA 02109                                                              or officer of 170 funds managed by EVM
                                                                              or its affiliates.

NAME,                     NUMBER OF PORTFOLIOS
ADDRESS                      IN FUND COMPLEX       OTHER DIRECTORSHIPS
AND AGE                  OVERSEEN BY TRUSTEE(4)    HELD
-----------------------
Jessica M.                              165
Bibliowicz(1)
Age 42
The Eaton Vance
Building
255 State Street
Boston, MA 02109
James B. Hawkes(2)                      167        Director of EVC, EV and EVD.
Age 60
The Eaton Vance
Building
255 State Street
Boston, MA 02109

 (1) Ms. Bibliowicz is deemed to be an interested person of the Fund and the Portfolio because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Fund and the Portfolio because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Fund and EVM.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

DISINTERESTED DIRECTORS(S)

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                  TRUST/PORTFOLIO             SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee          Trustee Since                       President of Dwight Partners, Inc.
Age 70                                    1989                                (corporate relations and communications
The Eaton Vance                                                               company).
Building
255 State Street
Boston, MA 02109
Samuel L. Hayes, III     Trustee          Trustee Since                       Jacob H. Schiff Professor of Investment
Age 67                                    1993                                Banking Emeritus, Harvard University
The Eaton Vance                                                               Graduate School of Business
Building                                                                      Administration.
255 State Street
Boston, MA 02109
Norton H. Reamer         Trustee          Trustee Since                       Chairman and Chief Operating Officer,
Age 66                                    1993                                Hellman, Jordan Management Co., Inc. (an
The Eaton Vance                                                               investment management company).
Building                                                                      President, Unicorn Corporation
255 State Street                                                              (investment and financial advisory
Boston, MA 02109                                                              services company) (since
                                                                              September 2000). Formerly, Chairman of
                                                                              the Board, United Asset Management
                                                                              Corporation (a holding company owning
                                                                              institutional investment management
                                                                              firms) and Chairman, President and
                                                                              Director, UAM Funds (mutual funds).

NAME,                     NUMBER OF PORTFOLIOS
ADDRESS                      IN FUND COMPLEX       OTHER DIRECTORSHIPS
AND AGE                  OVERSEEN BY TRUSTEE(4)    HELD
-----------------------
Donald R. Dwight                        167        Trustee/Director of the Royce Funds
Age 70                                             (consisting of 17 portfolios).
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Samuel L. Hayes, III                    170        Director of Tiffany & Co. Director of
Age 67                                             Telect, Inc.
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Norton H. Reamer                        170
Age 66
The Eaton Vance
Building
255 State Street
Boston, MA 02109

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION CONT'D

DISINTERESTED DIRECTORS(S) (CONTINUED)

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                  TRUST/PORTFOLIO             SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Lynn A. Stout            Trustee          Trustee Since                       Professor of Law, University of
Age 44                                    1998                                California at Los Angeles School of Law
The Eaton Vance                                                               (since July 2001). Formerly, Professor
Building                                                                      of Law, Georgetown University Law Center
255 State Street                                                              (prior to July 2001).
Boston, MA 02109
Jack L. Treynor          Trustee          Trustee Since                       Investment Adviser and Consultant.
Age 72                                    1993
The Eaton Vance
Building
255 State Street
Boston, MA 02109

NAME,                     NUMBER OF PORTFOLIOS
ADDRESS                      IN FUND COMPLEX       OTHER DIRECTORSHIPS
AND AGE                  OVERSEEN BY TRUSTEE(4)    HELD
-----------------------
Lynn A. Stout                           165
Age 44
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Jack L. Treynor                         167
Age 72
The Eaton Vance
Building
255 State Street
Boston, MA 02109

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                  TRUST/PORTFOLIO             SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Duke Laflamme            Vice President   Vice President Since 2001           Vice President of EVM and BMR since
Age 32                   of Trust                                             November 2001. Officer of 9 investment
The Eaton Vance                                                               companies managed by EVM or BMR. Prior
Building                                                                      to November 2001, Mr. Laflamme was an
255 State Street                                                              Assistant Vice President and Research
Boston, MA 02109                                                              Associate for EVM and BMR. Prior to
                                                                              January 1998, he was an assistant
                                                                              Portfolio Manager at Norwest Investment
                                                                              Manager.
Edward E. Smiley, Jr.    Vice President   Vice President Since 1996           Vice President of EVM and BMR. Officer
Age 57                   of Trust and                                         of 34 investment companies managed by
The Eaton Vance          Portfolio                                            EVM or BMR.
Building
255 State Street
Boston, MA 02109
Alan R. Dynner           Secretary        Secretary Since 1997                Vice President, Secretary and Chief
Age 61                                                                        Legal Officer of BMR, EVM and EVC; Vice
The Eaton Vance                                                               President, Secretary and Clerk of EVD.
Building                                                                      Secretary of 170 funds managed by EVM
255 State Street                                                              and its affiliates.
Boston, MA 02109
James L. O'Connor        Treasurer        Treasurer of Trust Since 1989 and   Vice President of BMR and EVM; Vice
Age 56                                    of Portfolio Since 1993             President of EVD. Treasurer of 170 funds
The Eaton Vance                                                               managed by EVM and its affiliates.
Building
255 State Street
Boston, MA 02109

NAME,
ADDRESS
AND AGE
-----------------------
Duke Laflamme
Age 32
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Edward E. Smiley, Jr.
Age 57
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Alan R. Dynner
Age 61
The Eaton Vance
Building
255 State Street
Boston, MA 02109
James L. O'Connor
Age 56
The Eaton Vance
Building
255 State Street
Boston, MA 02109

The statement of additional information for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained, without charge, by calling 1-800-225-6265.

INVESTMENT ADVISER OF SPECIAL EQUITIES PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE SPECIAL EQUITIES FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI  02940-9653
(800) 262-1122


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110


                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:



- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.



- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).



- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

EATON VANCE SPECIAL EQUITIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

172-2/02                                                                  SESRC